Organization and Principal Activities (Tables)	12 Months Ended
Dec. 31, 2019
Organization Consolidation And Presentation Of Financial Statements [Abstract]
Schedule of Financial Information of VIE and Its Subsidiaries and Schools

The following financial information of the VIE and VIE’s subsidiaries and schools after the elimination of inter-company transactions and balances as of December 31, 2018 and 2019 and for the years ended December 31, 2017, 2018 and 2019 was included in the accompanying consolidated financial statements:

	As of December 31,
	2018	2019
	RMB	RMB
Cash and cash equivalents	232,608	238,907
Prepaid expenses and other current assets	121,145	88,571
Total current assets	363,412	340,789
Total assets	1,627,032	3,569,949
Total current liabilities	1,668,293	3,035,344
Total liabilities	1,862,278	3,914,723

	For the years ended December 31,
	2017	2018	2019
	RMB	RMB	RMB
Net revenues	1,282,562	2,219,638	3,094,044
Net loss	(331,621)	(254,754)	(31,712)
Net cash generated from (used in) operating activities	80,266	(81,041)	142,437
Net cash used in investing activities	(141,025)	(156,917)	(219,186)
Net cash generated from financing activities	140,000	20,505	83,361